Equity (Details) - Schedule of Stock-Based Compensation Expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cost of revenues [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 999	$ 1,080	$ 1,931	$ 1,980
Research and development, net [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	1,867	1,606	3,956	3,392
Selling, general and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	5,156	6,145	10,376	11,992
Total stock-based compensation expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 8,022	$ 8,831	$ 16,263	$ 17,364